SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of interests in subsidiaries
The principal subsidiaries (operating mine sites and projects) of the Company and their geographic locations at December 31, 2017 were as follows:

Direct Parent Company	Location	Ownership Percentage	Mining Properties and Development Projects Owned
Minera San Rafael, S.A.	Guatemala	100%	El Escobal mine
La Arena S.A.	Peru	100%	La Arena mine
			La Arena II Project
Shahuindo S.A.C.	Peru	100%	Shahuindo mine
Lake Shore Gold Corp.	Canada	100%	Bell Creek mine,
		100%	Timmins West mine,
		100%	Fenn-Gib Project
Temex Resources Corp.	Canada	100%	Juby Project
		79%	Whitney Project

Schedule of estimated useful lives for assets
The estimated useful lives for assets and components that are depreciated on a straight line basis range from 2 to 20 years.

Depreciated Items	Useful Life
Computer equipment and software	2 - 5 years
Vehicles	3 - 5 years
Mining equipment	2 - 14 years
Ancillary facilities(1)	20 Years
Mineral interests and plant	UOP

(1)	The lessor of 20 years or life of mine (“LOM”).

	Mineral Interests
	Depletable	Non- Depletable(4)	Plant & Equipment	Total
Cost
Balance at January 1, 2017	$1,524,323	$637,644	$899,513	$3,061,480
Additions	47,952	43,184	141,011	232,147
Disposals	—	—	(8,204)	(8,204)
Transfers(1)	13,013	(13,402)	389	—
Change in reclamation provision	(3,347)	1,437	—	(1,910)
Balance at December 31, 2017	$1,581,941	$668,863	$1,032,709	$3,283,513
Accumulated depreciation and depletion
Balance at January 1, 2017	$(365,248)	$—	$(139,279)	$(504,527)
Additions(2)	(116,796)	(2,049)	(50,491)	(169,336)
Disposals	—	—	7,139	7,139
Transfers	—	—	—	—
Balance at December 31, 2017	$(482,044)	$(2,049)	$(182,631)	$(666,724)
Carrying amount at December 31, 2017	$1,099,897	$666,814	$850,078	$2,616,789

	Mineral Interests
	Depletable	Non- Depletable(4)	Plant & Equipment	Total
Cost
Balance at January 1, 2016	$714,011	$737,108	$595,377	$2,046,496
Acquired mineral interests(3)(4)	278,489	337,450	174,747	790,686
Additions	69,178	7,128	134,802	211,108
Disposals	—	—	(5,413)	(5,413)
Transfers	444,042	(444,042)	—	—
Change in reclamation provision	18,603	—	—	18,603
Balance at December 31, 2016	$1,524,323	$637,644	$899,513	$3,061,480
Accumulated depreciation and depletion
Balance at January 1, 2016	$(169,160)	$(121,000)	$(81,824)	$(371,984)
Additions	(75,088)	—	(61,933)	(137,021)
Disposals	—	—	4,478	4,478
Transfers (5)	(121,000)	121,000	—	—
Balance at December 31, 2016	$(365,248)	$—	$(139,279)	$(504,527)
Carrying amount at December 31, 2016	$1,159,075	$637,644	$760,234	$2,556,953

(1)
The resource statements published in January 2017 reflect an increase to the depletable base at the Timmins West mine of 72,904 ounces. These ounces were transferred from non-depletable to depletable mineral interests.

(2)	The resource statements published in January 2017 reflect a decrease to the in-situ ounces at the Timmins West mine which resulted in an impact of $2,049 to non-depletable mineral interests.

(3)	Acquired mineral interests relate to the acquisition of Lake Shore Gold on April 1, 2016.

(4)	Non-depletable mineral interests acquired as part of the acquisition of Lake Shore Gold on April 1, 2016 include the Whitney, Fenn-Gib and Juby projects, and other exploration potential